Other Liabilities - Summary of Components of Other within Other Liabilities (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Disclosure of Other Liability [Line Items]
Accounts payable, accrued expenses and other items	$ 8,119	$ 7,894
Accrued interest payable	1,385	1,037
Cash collateral	4,343	3,696
Insurance-related liabilities	9,585	8,959	$ 7,909
Liabilities of subsidiaries, other than deposits	9,283	6,931
Payable to brokers, dealers and clients	1,898	2,177
Total	35,829	32,361
Other employee future benefit plans [member]
Disclosure of Other Liability [Line Items]
Other employee future benefits liability	960	1,303	1,343
Pension Plans [member]
Disclosure of Other Liability [Line Items]
Other employee future benefits liability	(408)	(144)	$ 337
Other liabilities [member] | Other employee future benefit plans [member]
Disclosure of Other Liability [Line Items]
Other employee future benefits liability	960	1,303
Other liabilities [member] | Pension Plans [member]
Disclosure of Other Liability [Line Items]
Other employee future benefits liability	$ 256	$ 364